LEASES (Schedule of Future Minimum Lease Payments) (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Year ending December 31:
Year 1	$ 285,806	$ 283,422
Year 2	320,658	293,346
Year 3	224,565	300,596
Year 4	12,970	23,956
Thereafter
Total Minimum Lease Payment	$ 843,999	$ 901,320